Schedule of Restricted Share Units Activities (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares, Beginning balance	48,000	178,000	8,196,000
Weighted-average grant date fair value, Beginning balance	$ 0.22	$ 0.16	$ 0.29
Restricted shares, Awarded			6,687,500
Weighted-average grant date fair value, Awarded			$ 0.03
Restricted shares, Forfeited		(82,000)	(5,558,000)
Weighted-average grant date fair value, Forfeited		$ 0.08	$ 0.24
Restricted shares, Vested	(48,000)	(48,000)	(9,148,000)
Weighted-average grant date fair value, Vested	$ 0.22	$ 0.22	$ 0.10
Restricted shares, Ending balance		48,000	178,000
Weighted-average grant date fair value, Ending balance		$ 0.22	$ 0.16